INCOME TAXES - Rollforward of valuation allowances of deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance as of beginning of year	$ (50,561)
Additions of valuation allowance	4,070
Reversals	(11,868)
Decrease relating to disposal of entities	(3,355)
Foreign currency translation adjustments	2,497
Balance as of end of year	$ (41,905)